Provisions for employee benefits - Present value of employee benefits, estimated by applying actuarial techniques (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	€ 786
Net benefit liability (asset) at end of year	748	€ 786
Other benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	341
Net benefit liability (asset) at end of year	353	341
Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	445
Net benefit liability (asset) at end of year	395	445
Italian defined benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	177
Net benefit liability (asset) at end of year	156	177
Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	142
Net benefit liability (asset) at end of year	121	142
FISDE and other foreign medical plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	126
Net benefit liability (asset) at end of year	118	126
Present value of benefit liabilities
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	1,288	1,451
Current service cost	64	67
Interest cost/income	49	29
Remeasurements:	28	(199)
- actuarial (gains) losses due to changes in demographic assumptions	1	7
- actuarial (gains) losses due to changes in financial assumptions	15	(228)
- experience (gains) losses	12	22
Past service cost and (gains) losses settlements	84	127
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(182)	(153)
Reclassification to liabilities directly associated with assets held for sale	(155)	(4)
Currency translation differences and other changes	(170)	(31)
Net defined benefit liability (asset) at end of year	1,007	1,288
Present value of benefit liabilities | Other benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	341	301
Current service cost	51	52
Interest cost/income	10	1
Remeasurements:	(2)	(22)
- actuarial (gains) losses due to changes in demographic assumptions	(1)	(2)
- actuarial (gains) losses due to changes in financial assumptions	1	(15)
- experience (gains) losses	(2)	(5)
Past service cost and (gains) losses settlements	91	127
Benefits paid	(97)	(87)
Reclassification to liabilities directly associated with assets held for sale	(2)
Currency translation differences and other changes	(39)	(31)
Net defined benefit liability (asset) at end of year	353	341
Present value of benefit liabilities | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	947	1,150
Current service cost	13	15
Interest cost/income	39	28
Remeasurements:	30	(177)
- actuarial (gains) losses due to changes in demographic assumptions	2	9
- actuarial (gains) losses due to changes in financial assumptions	14	(213)
- experience (gains) losses	14	27
Past service cost and (gains) losses settlements	(7)
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(85)	(66)
Reclassification to liabilities directly associated with assets held for sale	(153)	(4)
Currency translation differences and other changes	(131)
Net defined benefit liability (asset) at end of year	654	947
Present value of benefit liabilities | Italian defined benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	177	227
Current service cost	1	1
Interest cost/income	6	2
Remeasurements:	5	(26)
- actuarial (gains) losses due to changes in demographic assumptions	1
- actuarial (gains) losses due to changes in financial assumptions	4	(34)
- experience (gains) losses		8
Past service cost and (gains) losses settlements	2
Benefits paid	(37)	(28)
Currency translation differences and other changes	2	1
Net defined benefit liability (asset) at end of year	156	177
Present value of benefit liabilities | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	644	761
Current service cost	10	11
Interest cost/income	29	24
Remeasurements:	24	(118)
- actuarial (gains) losses due to changes in demographic assumptions	1	9
- actuarial (gains) losses due to changes in financial assumptions	8	(144)
- experience (gains) losses	15	17
Past service cost and (gains) losses settlements	(13)
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(39)	(30)
Reclassification to liabilities directly associated with assets held for sale	(147)	(2)
Currency translation differences and other changes	(129)	(3)
Net defined benefit liability (asset) at end of year	380	644
Present value of benefit liabilities | FISDE and other foreign medical plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	126	162
Current service cost	2	3
Interest cost/income	4	2
Remeasurements:	1	(33)
- actuarial (gains) losses due to changes in financial assumptions	2	(35)
- experience (gains) losses	(1)	2
Past service cost and (gains) losses settlements	4
Benefits paid	(9)	(8)
Reclassification to liabilities directly associated with assets held for sale	(6)	(2)
Currency translation differences and other changes	(4)	2
Net defined benefit liability (asset) at end of year	118	126
Plan assets
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	503	633
Interest cost/income	19	18
Return on plan assets		(117)
Past service cost and (gains) losses settlements		(1)
Plan contributions:	25	14
- employee contributions	1	1
- employer contributions	24	13
Benefits paid	(31)	(21)
Currency translation differences and other changes	(132)	(23)
Reclassification to liabilities directly associated with assets held for sale	(123)
Net benefit liability (asset) at end of year	261	503
Plan assets | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	503	633
Interest cost/income	19	18
Return on plan assets		(117)
Past service cost and (gains) losses settlements		(1)
Plan contributions:	25	14
- employee contributions	1	1
- employer contributions	24	13
Benefits paid	(31)	(21)
Currency translation differences and other changes	(132)	(23)
Reclassification to liabilities directly associated with assets held for sale	(123)
Net benefit liability (asset) at end of year	261	503
Plan assets | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	503
Net defined benefit liability (asset) at end of year		503
Net benefit liability (asset) at beginning of year	503	633
Interest cost/income	19	18
Return on plan assets		(117)
Past service cost and (gains) losses settlements		(1)
Plan contributions:	25	14
- employee contributions	1	1
- employer contributions	24	13
Benefits paid	(31)	(21)
Currency translation differences and other changes	(132)	(23)
Reclassification to liabilities directly associated with assets held for sale	(123)
Net benefit liability (asset) at end of year	261	503
Asset ceiling
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	1	1
Change in asset ceiling	1
Net benefit liability (asset) at end of year	2	1
Asset ceiling | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	1	1
Change in asset ceiling	1
Net benefit liability (asset) at end of year	2	1
Asset ceiling | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	1	1
Change in asset ceiling	1
Net benefit liability (asset) at end of year	€ 2	€ 1